Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 26, 2012 Vessel	Jun. 15, 2012 Vessel	Jun. 30, 2012 Vessel
Business Acquisition [Line Items]
Net income (loss)	$ 57,142,000	$ (8,138,000)	$ (370,181,000)
Revenue	235,593,000	170,087,000	197,429,000
Vessel operating expenses	93,022,000	91,667,000	96,160,000
Long-term debt	614,104,000	719,388,000
Interest expense	8,741,000	10,023,000	20,009,000
Period to dry dock	25 years
Depreciation of vessels and equipment excluding amortization of dry-docking expenditure	39,400,000	39,200,000	63,400,000
Minimum [Member]
Business Acquisition [Line Items]
Ownership percentage	9.29%
Maximum [Member]
Business Acquisition [Line Items]
Ownership percentage	50.00%
Company's Fleet [Member]
Business Acquisition [Line Items]
Number of vessels	40
Technical management fee [Member]
Business Acquisition [Line Items]
Vessel operating expenses	5,613,000	5,637,000	4,379,000
Charters In [Member]
Business Acquisition [Line Items]
Number of vessels	12
Prior period reclassification from general and administrative expense [Member] | Technical management fee [Member]
Business Acquisition [Line Items]
Vessel operating expenses		5,637,000	6,900,000
High-Q Joint Venture [Member]
Business Acquisition [Line Items]
Number of vessels	1
Ownership percentage	50.00%
Dropdown Predecessor [Member]
Business Acquisition [Line Items]
Number of vessels			13	3	10	13
Aggregate purchase price						454,200,000
Assumption of outstanding debt						428,100,000
Business acquisition, cash paid			9,509,000			1,100,000
Business acquisition, delta between stock fair value and agreed price						6,700,000
Business acquisition, assumed working capital						8,400,000
Dropdown predecessor debt prepaid prior to acquisition						106,900,000
Net income (loss)			(9,163,000)
Revenue			42,200,000
Long-term debt			108,700,000
Interest expense			11,700,000
Dropdown Predecessor [Member] | Class A [Member]
Business Acquisition [Line Items]
Business acquisition, number of shares issued						4.5
Value of Class A common shares						25,000,000
Business acquisition, Class A common share price per share agreed upon						$ 5.60
Value of Class A common shares						18,300,000
Business acquisition, Class A common share price per share on closing date						$ 4.11
Dropdown Predecessor [Member] | Technical management fee [Member]
Business Acquisition [Line Items]
Vessel operating expenses			$ 2,566,000
Product tankers [Member] | Dropdown Predecessor [Member]
Business Acquisition [Line Items]
Number of vessels acquired						6
Conventional oil tankers [Member] | Dropdown Predecessor [Member]
Business Acquisition [Line Items]
Number of vessels acquired						7
Dry-Docking Activity [Member] | Minimum [Member]
Business Acquisition [Line Items]
Period to dry dock	2 years 6 months
Dry-Docking Activity [Member] | Maximum [Member]
Business Acquisition [Line Items]
Period to dry dock	5 years